Average Annual Total Returns - Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF before tax Inception Date	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF before tax 1 Year	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF before tax Since Inception	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF After tax on distributions 1 Year	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF After tax on distributions Since Inception	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers Russell 1000 US Quality at a Reasonable Price ETF After tax on distributions and sale of fund shares Since Inception	Russell 1000 2Qual/Val 5% Capped Factor Index 1 Year	Russell 1000 2Qual/Val 5% Capped Factor Index Since Inception	Russell 1000 Index Total Return 1 Year	Russell 1000 Index Total Return Since Inception
Total	Apr. 05, 2018	30.58%	13.35%	29.54%	12.63%	18.06%	10.01%	31.11%	13.70%	31.43%	14.12%